N-4	Apr. 27, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Apr. 10, 2026
Amendment Flag	false
C000205594 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.00%

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of benefit base.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $620	HIGHEST ANNUAL COST: $3,145
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No add-on benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of add-on benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.00%

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of benefit base.

Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.00%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of benefit base.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $620	HIGHEST ANNUAL COST: $3,145
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No add-on benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of add-on benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 620
Highest Annual Cost [Dollars]	$ 3,145
Lowest Annual Cost Footnotes [Text Block]
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Fund fees and expenses
• No add-on benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of add-on benefits and Fund fees and expenses
• No sales charges
• No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The current annual charges for the EarningsMax GMDB, Return of Premium GMDB, and Principal Guard GMAB add-on benefits are:

Add-on Benefit Name	Current Annual Charge
EarningsMax GMDB	0.35%
Return of Premium GMDB	0.20%
Principal Guard GMAB	7-Year Guarantee Term: 1.00%
10-Year Guarantee Term: 0.90%

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge
EarningsMax GMDB	0.35%
Return of Premium GMDB	0.20%
Principal Guard GMAB	7-Year Guarantee Term: 1.00%
10-Year Guarantee Term: 0.90%

C000205594 [Member] | Earnings Protection Benefit (“EarningsMax”) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	EarningsMax GMDB
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Name of Benefit [Text Block]	EarningsMax GMDB
C000205594 [Member] | Return Of Premium Guaranteed Minimum Death Benefit Charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium GMDB
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
C000205594 [Member] | Principal Guard GMAB [Member]
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	The current rates for the Principal Guard GMAB add-on benefit are:

Principal Guard GMAB
Guarantee Term	7 Years	10 Years
Guarantee Percentage	100%	110%
GMAB Allocation Requirement	30%	30%

Name of Benefit [Text Block]	Principal Guard GMAB
Benefits Description [Table Text Block]

Principal Guard GMAB
Guarantee Term	7 Years	10 Years
Guarantee Percentage	100%	110%
GMAB Allocation Requirement	30%	30%

Name of Benefit [Text Block]	Principal Guard GMAB
C000205594 [Member] | Principal Guard GMAB, 7-Year Guarantee Term [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%
C000205594 [Member] | Principal Guard GMAB, 10-Year Guarantee Term [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.90%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.90%